Employee Benefit Plans (Details) - Revelyst Business - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-Based Payment Arrangement, Employee
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Share-based compensation cost	$ 770,000	$ 662,000	$ 4,243,000	$ 4,174,000	$ 3,907,000
Unrecognized share-based compensation arrangements	$ 0		$ 0
Unrecognized share-based compensation arrangements, recognition period (in years)	0 years		0 years
Share-Based Payment Arrangement, Nonemployee
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Share-based compensation cost	$ 1,042,000	$ 1,061,000	$ 949,000	$ 9,107,000	$ 8,730,000